Note 17 - Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Quarterly Financial Information [Table Text Block]
	Three Months Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Revenues	$7,172,467	$7,030,908	$6,947,467	$6,754,181
Operating Expenses	10,168,913	10,014,564	9,837,277	10,474,243
Operating Loss	(2,996,446)	(2,983,656)	(2,889,810)	(3,720,062)
Other income (expense), net	(1,664,264)	(1,670,428)	(1,665,682)	(1,652,412)
Net Loss from continuing operations	(4,660,710)	(4,654,084)	(4,555,493)	(5,372,473)
Net Loss from discontinued operations	(4,262,356)	(4,196,727)	(3,953,933)	(8,864,588)

Loss per share
Continuing Operations	$(1.37)	$(1.37)	$(1.34)	$(1.58)
Discontinued Operations	$(1.26)	$(1.24)	$(1.16)	$(2.61)

Weighted averagecommon shares outstanding	3,392,839	3,396,219	3,398,313	3,398,876
	Three Months Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Revenues	$7,639,557	$7,526,478	$7,507,640	$7,262,506
Operating Expenses	10,097,304	9,709,394	9,539,442	9,871,273
Operating Loss	(2,457,747)	(2,182,916)	(2,031,802)	(2,608,767)
Other income (expense), net	(63,052)	(59,488)	(43,970)	(1,506,336)
Net Loss from continuing operations	(2,520,799)	(2,242,404)	(2,075,772)	(4,115,103)
Net Loss from discontinued operations	(3,989,008)	(4,152,202)	(4,178,301)	(4,239,629)

Loss per share
Continuing Operations	$(0.76)	$(0.67)	$(0.62)	$(1.22)
Discontinued Operations	$(1.20)	$(1.25)	$(1.25)	$(1.25)

Weighted average common shares outstanding	3,321,953	3,323,934	3,332,190	3,382,103
	Three Months Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Revenues	$8,140,747	$8,015,667	$7,864,728	$7,871,442
Operating Expenses	10,834,621	10,348,511	10,228,784	10,260,756
Operating Loss	(2,693,874)	(2,332,844)	(2,364,056)	(2,389,314)
Other income (expense), net	905,843	3972	(59,613)	(63,844)
Net Loss from continuing operations	(1,788,031)	(2,328,872)	(2,423,668)	(2,453,160)
Net Loss from discontinued operations	(3,838,275)	(3,902,278)	(3,719,725)	(4,242,750)

Net Loss per common share – basic and diluted
Continuing Operations	$(0.58)	$(0.70)	$(0.73)	$(0.74)
Discontinued Operations	$(1.25)	$(1.18)	$(1.12)	$(1.28)

Weighted average number of shares outstanding - basic and diluted	3,073,235	3,318,539	3,320,125	3,320,969